Principal Accounting Policies - Receivables, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Principal Accounting Policies
Balance at the beginning of year	¥ 403,360		¥ 369,982	¥ 113,253
Provisions	61,146	$ 8,612	61,393	265,930
Write-offs	(15,944)		(28,015)	(9,201)
Balance at the end of year	¥ 448,562		¥ 403,360	¥ 369,982